DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Description of Plan [Line Items]
DESCRIPTION OF PLAN	DESCRIPTION OF PLAN
The following description of the Federal Signal Corporation Retirement Savings Plan (the “Plan”) provides only general information. Participants should refer to the Plan document or Summary Plan Description for a more complete description of the Plan’s provisions, which are available from the Plan administrator.
General
The Plan is a defined contribution plan covering the majority of the U.S. employees of Federal Signal Corporation (the “Company”). All eligible employees may commence participation in the Plan on their date of hire unless their participation in the Plan is governed by a collective bargaining agreement, in which case they are eligible to participate in the Plan on the first day following completion of their waiting period. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”). The Plan was amended and restated as of January 1, 2020.
The Plan is sponsored by the Company and administered by the Company’s Benefits Administration Committee (the “Committee”), which is comprised of Company-designated management. The Committee has overall responsibility for the operation and administration of the Plan and reports to the Company’s Benefits Planning Committee and the Compensation and Benefits Committee of the Company’s Board of Directors.
Contributions
Most participants can contribute up to 40% of pre-tax annual compensation, as defined in the Plan, and can make Roth contributions. A participant’s aggregate pre-tax contributions and Roth contributions for any pay period may not exceed 40% of the participant’s compensation for that pay period.
In most circumstances, if an employee does not affirmatively enroll or decline enrollment in the Plan within 30 days of first becoming eligible to participate in the Plan, the employee will be automatically enrolled in the Plan with contributions set at 2% of pre-tax annual compensation to the Vanguard Target Retirement Fund whose “target” year is closest to the year in which the employee will turn age 65. The Plan offers an automatic increase feature that will increase the pre-tax contribution rate of participants by one percentage point each January up to 10% of base pay not to exceed the Internal Revenue Service (the “IRS”) contribution limit. The automatic enrollment and automatic increase features also apply to employees covered by certain collective bargaining agreements. Participants may also transfer amounts representing distributions from other qualified defined benefit or defined contribution plans. Additionally, participants age 50 or older, who are making contributions to the Plan, are allowed to make catch-up contributions as defined in the Plan. Contributions are subject to certain Internal Revenue Code of 1986, as amended (the “IRC”), limitations.
For most participants, Company contributions are based on a percentage of participant contributions. The Company makes a safe-harbor matching contribution equal to 100% of the first 3% and 50% of the next 2% of base compensation that a participant contributes to the Plan each pay period.
Many participants also receive a Company-paid annual service-based contribution, ranging from 0.5% to 3.0%, based on years of service.
The Plan provides for an employee stock ownership feature wherein participants have the option of receiving Company stock dividends in cash instead of having the dividends automatically reinvested in the Plan.
Participant Accounts
Each participant’s account is credited with the participant’s contribution and allocations of (a) the Company’s contributions and (b) the Plan’s earnings in the fund(s) selected by the participant. Each participant’s account is also charged with an allocation of investment management fees, administrative expenses, and/or losses. Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Vesting
Participants are immediately vested in their contributions plus actual earnings thereon. Effective January 1, 2018, most participants are also immediately vested in Company contributions. Participants are immediately vested in the dividends from Company stock that were paid to the Plan and reinvested in Company stock at the participant’s election.
Participant Investment Account Options
Participants direct the investment of all contributions into various investment options offered by the Plan. Upon enrollment in the Plan, a participant may direct employee contributions in 1% increments in a variety of investment choices at Vanguard Fiduciary Trust Company (“Vanguard”) or into the Federal Signal Stock Fund (the “Fund”). Participants may change their investment by contacting Vanguard.
Each participant who has an interest in the Fund is entitled to exercise voting rights attributable to the shares allocated to the participant’s Fund account and is notified by the Trustee, Vanguard, as defined by the Plan, prior to the time that such rights are to be exercised. If the Trustee does not receive timely instructions, the Trustee itself or by proxy shall vote all such shares in the same ratio as the shares with respect to which instructions were received from participants.
Notes Receivable from Participants
Participants generally may borrow from their vested contributions a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance. Loan transactions are treated as a transfer to (from) the investment fund from (to) the participant loan fund. Loans are required to be repaid within five years, with the exception that a loan which is used to acquire a principal residence may be repaid within ten years. The loans are secured by the balance in the participant’s account and bear interest at a rate of prime plus one percent. The interest rates are fixed at the date the loans are issued and ranged from 4.25% to 9.50% as of December 31, 2025. Principal and interest are paid ratably through payroll deductions. Upon distribution of a participant’s balance before a loan is repaid in full, the unpaid loan balance, together with the loan interest, shall become due and payable, and the trustee will first satisfy the indebtedness of the participant’s account before making any distribution to the participant. If a participant ceases to make loan repayments and the Plan administrator deems the participant loan to be in default, foreclosure on the note and attachment of security on such loan will not occur until a distributable event occurs under the Plan.
The loan origination fee for non-automated loans is $85. The loan origination fee for automated loans is $35.
Payment of Benefits
Participants are eligible to receive the vested portion of their plan account upon retirement, termination of employment, financial hardship, or total and permanent disability. Payment will generally be made in a lump sum.
Forfeited Accounts
Forfeited non-vested accounts totaled $21,087 as of December 31, 2025 and $10,692 as of December 31, 2024. These accounts are used to reduce employer contributions and/or to pay plan expenses. During the year ended December 31, 2025, plan administrative expenses of $10,000 were paid using forfeited non-vested accounts.